Condensed Balance Sheets (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current Assets
Cash and cash equivalents	$ 18,440,361	$ 19,672,177	$ 0
Deposits	9,744	15,000	5,000
Prepaid expenses	69,466	158,716	2,275
Total current assets	18,519,571	19,845,893	7,275
Property and equipment, net of accumulated depreciation of $33,730,$16,002 and $8,915	15,771	27,756	22,138
Total assets	18,535,342	19,873,649	29,413
Current Liabilities
Accounts payable	440,550	412,976	1,098,271
Accrued expenses	715,922	1,856,956	1,740,220
7% Senior secured convertible promissory notes	0	0	5,000,000
12% secured promissory notes	0	0	1,231,250
September 2012 secured promissory note	0	0	250,000
Accrued interest and penalty	0	0	2,029,148
Total Current Liabilities	1,156,472	2,269,932	11,348,889
Commitments and contingencies
Stockholders' Equity
Preferred stock, $0.001 par value; 50,000,000 shares authorized,5,800 shares,17,000 and no shares issued and outstanding, respectively	6	17	0
Common stock, $0.000041666 par value;150,000,000,150,000,000 and 18,000,000 shares authorized,27,226,350,20,023,958 and 818,806 shares issued and outstanding, respectively	1,135	835	34
Common shares to be issued, 303,125 shares	245,153	245,153	245,153
Additional paid-in capital	86,029,444	81,884,897	19,119,532
Accumulated deficit	(68,896,868)	(64,527,185)	(30,684,195)
Total Stockholders' Equity	17,378,870	17,603,717	(11,319,476)
Total Liabilities and Stockholders' Equity	$ 18,535,342	$ 19,873,649	$ 29,413